Leases (Details)	Dec. 31, 2023	Dec. 31, 2022
Lease [Line Items]
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating lease liability	Operating lease liability
Minimum [Member]
Lease [Line Items]
Remaining lease term	2 years
Maximum [Member]
Lease [Line Items]
Remaining lease term	9 years